First Trust Indxx Innovative Transaction and Process ETF Investment Strategy - First Trust Indxx Innovative Transaction and Process ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index. Continued Index membership of a constituent is not necessarily subject to the guidelines provided in the Index methodology. A stock may be considered for exclusion by the Index Provider on the basis of corporate governance, accounting policies, lack of transparency and lack of representation, despite meeting all the criteria provided in the Index methodology. According to the Index Provider, the Index is designed to track the performance of companies that are either actively using, investing in, developing, or have products that are poised to benefit from blockchain technology. The Index seeks to include only companies that have devoted material resources or made material commitments to the use of blockchain technologies. Blockchain is a type of distributed ledger, or decentralized database that keeps continuously updated digital records of who owns a particular asset (e.g., cryptocurrency, contracts, information, etc.). It is kept and validated simultaneously by a network of computers, similar to a shared spreadsheet that no one person can change without the agreement of the others. A blockchain is comprised of unchangeable, digitally recorded data in packages called “blocks.” These digitally recorded blocks of data are stored in a linear “chain.” Each block in the chain contains data (e.g., a transaction), that is cryptographically connected to the previous-block in the chain, ensuring all data in the overall “blockchain” has not been tampered with and remains unchanged. Blockchain networks can be private with restricted membership similar to an intranet, or public like the Internet, accessible to any person in the world. The entire chain is continually updated so that every ledger in the network is the same, giving each member the ability to prove who owns what at any given time. Blockchain technology has the potential to increase efficiency for various business processes, including recordkeeping, payment processing and inventory management, among others. See “Additional Information on the Fund’s Investment Objective and Strategies” for an additional discussion of blockchain technology. According to the Index Provider, the securities included in the Index are selected in the following manner: 1.companies must have either their primary listing or their incorporation in developed or emerging markets as defined by the Index Provider; 2.securities must be a common stock, depositary receipt or real estate investment trust; 3.securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility; 4.companies that don't meet the minimum size, liquidity, seasoning and float requirements are removed; 5.companies trading at a price of $10,000 or above per share are removed unless they are a current constituent in the Index; 6.from the eligible universe, each company is assigned to a tier based on how they are to benefit from blockchain technology; i.Tier 1 – Active Enablers – companies that are actively developing blockchain technology products or systems for their own use internally, but also for sale and support to other companies; companies that are direct service providers for blockchain technology; or, companies that have business models that rely on delivering products or services that utilize blockchain technology; ii.Tier 2 – Active Users – companies that are using blockchain technology which is generally supported by an Active Enabler; or, companies that have at least one use or test case implementing blockchain technology; iii.Tier 3 – Active Explorers – companies that have publicly disclosed that they are active in exploring the incorporation of blockchain technology into their business; or, companies that have a press release on their website or a news article stating that they have started working on the blockchain technology space; 7.companies assigned to Tiers 1 and 2 are eligible for inclusion in the Index; 8.the top 100 companies by market capitalization are included in the Index (if fewer than 100 companies qualify for inclusion in the Index, then all the constituents will be included in the Index); 9.companies from Tier 1 and Tier 2 will each make up 50% of the Index, with companies equally-weighted within each tier. According to the Index Provider, only Tiers 1 and 2 are eligible for inclusion in the Index because the Index Provider believes they are actively investing resources into products or services that utilize blockchain technology. The Index Provider may adjust the rebalance/reconstitution schedule in the future to accommodate the evolution of the target universe. The Fund may also invest in U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 101 securities with market capitalizations ranging from $7.71 billion to $4.53 trillion. As of December 31, 2025, the Fund had significant investments in financial companies, information technology companies, Asian issuers and European issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 101 securities with market capitalizations ranging from $7.71 billion to $4.53 trillion. As of December 31, 2025, the Fund had significant investments in financial companies, information technology companies, Asian issuers and European issuers, although this may change from time to time.